Accumulated Other Comprehensive Income (Loss)	6 Months Ended
Jun. 30, 2020
Stockholders' Equity Note [Abstract]
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

NOTE 10:- ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

The following table summarizes the changes in accumulated balances of other comprehensive income (loss), net of taxes:

	Unrealized gain (loss) on marketable securities	Unrealized gain on cash flow hedges	Foreign currency translation adjustment	Total
	Unaudited
Six months ended June 30, 2020:

Beginning balance	$452	$9	$382	$843
Other comprehensive income before reclassifications	1,904	54	90	2,048
Amounts reclassified from accumulated other comprehensive income (loss)	(102)	26	-	(76)
Net current period other Comprehensive income	1,802	80	90	1,972
Ending Balance	$2,254	$89	$472	$2,815